Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund	Mar. 01, 2023
Fidelity Series Emerging Markets Debt Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.45%)
Past 5 years	(1.27%)
Past 10 years	1.75%
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.37%)
Past 5 years	(3.42%)
Past 10 years	(0.74%)
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.55%)
Past 5 years	(1.77%)
Past 10 years	0.29%
JP075
Average Annual Return:
Past 1 year	(17.78%)
Past 5 years	(1.31%)
Past 10 years	1.59%
IXVZ1
Average Annual Return:
Past 1 year	(15.93%)
Past 5 years	(0.88%)
Past 10 years	1.41%
JP045
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	(1.00%)
Past 10 years	1.35%